Accounts Receivable, Net (Tables)	12 Months Ended
Dec. 31, 2018
Schedule of accounts receivable

	As of December 31,
	2017	2018
	RMB	RMB	US$
Accounts receivable	693,387	739,252	107,520
Allowance for doubtful accounts	(72,115)	(83,991)	(12,216)

	621,272	655,261	95,304